Taxation - Taxation in Consolidated Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax
Current tax	¥ 37,258	¥ 34,670	¥ 37,205
Deferred tax
Origination and reversal of temporary differences, net (note 22)	(1,916)	1,274	(3,482)
Taxation	35,342	35,944	33,723
PRC [member]
Current tax
Current tax	36,989	34,395	36,945
Hong Kong [member]
Current tax
Current tax	¥ 269	¥ 275	¥ 260